Intangible assets - Reconciliation of intangible assets (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of intangible assets
Opening net book amount			£ 754,467	£ 775,170
Additions			145,846	79,824
Disposals			(14,274)	(13,519)
Amortization charge	£ (38,653)	£ (32,459)	(73,787)	(64,002)
Closing net book amount	812,252	777,473	812,252	777,473
Cost / gross value
Reconciliation of intangible assets
Opening net book amount			1,299,307	1,267,525
Closing net book amount	1,418,399	1,303,033	1,418,399	1,303,033
Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening net book amount			(544,840)	(492,355)
Closing net book amount	(606,147)	(525,560)	(606,147)	(525,560)
Goodwill
Reconciliation of intangible assets
Opening net book amount			421,453	421,453
Closing net book amount	421,453	421,453	421,453	421,453
Goodwill | Cost / gross value
Reconciliation of intangible assets
Opening net book amount			421,453	421,453
Closing net book amount	421,453	421,453	421,453	421,453
Registrations
Reconciliation of intangible assets
Opening net book amount			327,987	346,872
Additions			144,302	78,895
Disposals			(14,274)	(13,519)
Amortization charge			(72,510)	(61,896)
Closing net book amount	385,505	350,352	385,505	350,352
Registrations | Cost / gross value
Reconciliation of intangible assets
Opening net book amount			861,210	831,275
Closing net book amount	979,655	866,019	979,655	866,019
Registrations | Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening net book amount			(533,223)	(484,403)
Closing net book amount	(594,150)	(515,667)	(594,150)	(515,667)
Other intangible assets
Reconciliation of intangible assets
Opening net book amount			5,027	6,845
Additions			1,544	929
Amortization charge			(1,277)	(2,106)
Closing net book amount	5,294	5,668	5,294	5,668
Other intangible assets | Cost / gross value
Reconciliation of intangible assets
Opening net book amount			16,644	14,797
Closing net book amount	17,291	15,561	17,291	15,561
Other intangible assets | Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening net book amount			(11,617)	(7,952)
Closing net book amount	£ (11,997)	£ (9,893)	£ (11,997)	£ (9,893)